Risk management (Details Textual) $ in Thousands, $ in Millions		1 Months Ended	12 Months Ended
	Oct. 01, 2015 USD ($)	Dec. 27, 2018 USD ($)	Dec. 31, 2018 COP ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 COP ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 COP ($)	Jun. 30, 2017 USD ($)	Jun. 08, 2016 USD ($)
Disclosure of detailed information about financial risk management [Line Items]
Closing foreign exchange rate			$ 3,249,750		$ 2,984,000		$ 3,000,710
Financial instruments designated as hedging instruments, at fair value				$ 6,500		$ 8,532
Gain (loss) on hedge ineffectiveness recognised in profit or loss			$ 80,636,000		99,971,000
Maximum percentage of cash investment held in portfolio, non current			1.00%	1.00%
Liquidity Surplus Used for Prepayment of borrowings				$ 2,446		2,400
Net short position contracts				332		$ 325
Other comprehensive gains losses on hedges of derivative instruments net of tax			$ 52,174,000		$ 35,768,000		$ 33,869,000
Repayments of bonds, notes and debentures		$ 1,500
Hedging Instruments Foreign Currency Debt	$ 5,440
Hedges of net investment in foreign operations [member]
Disclosure of detailed information about financial risk management [Line Items]
Financial instruments designated as hedging instruments, at fair value				5,200					$ 5,200
Foreign Currency Commercial Loans Six [Member]
Disclosure of detailed information about financial risk management [Line Items]
Notional amount								$ 1,925
Colombian Peso [Member]
Disclosure of detailed information about financial risk management [Line Items]
Gross financial assets set off against financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements				(335)
Gross financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements				(6,500)
US Dollar [Member]
Disclosure of detailed information about financial risk management [Line Items]
Gross financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements				$ (341)
Floating interest rate [member]
Disclosure of detailed information about financial risk management [Line Items]
Borrowings, interest rate				17.00%		19.00%	31.00%
Peso portfolio [Member]
Disclosure of detailed information about financial risk management [Line Items]
Maximum percentage of cash investment held in portfolio			10.00%	10.00%
U.S. dollor portfolio [Member]
Disclosure of detailed information about financial risk management [Line Items]
Maximum percentage of cash investment held in portfolio, current			5.00%	5.00%
Commodity price risk [member]
Disclosure of detailed information about financial risk management [Line Items]
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position							$ 3,181,000
Currency risk [member]
Disclosure of detailed information about financial risk management [Line Items]
The Increase Decrease In Foreign exchange Rate			8.90%	8.90%